OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

12. OTHER NON-CURRENT LIABILITIES

	As of December 31,
	2018	2019
ADR Reimbursement (note)	8,135	5,936

Note: According to the American Depositary Receipts (the “ADR”) arrangements signed in August 2018, the Group has the right to receive reimbursements as a return for using Depositary Bank’s services, subject to compliance by the Group with the terms of the agreement. The Group performed a detailed assessment of the requirements and recognizes the reimbursements it is expected to be entitled to over the five-year contract term. RMB 663 and RMB 2,199 was recorded in other income for the year ended December 31, 2018 and 2019, respectively. RMB 5,936 was recorded in other non-current liabilities and RMB 2,199 representing the current portion was recorded in accrued expenses and other current liabilities s of December 31, 2019.